1(212) 318-6636
maxshakin@paulhastings.com

December 18, 2012	27217.00028

Jeanine M. Bajczyk, Esq.
c/o US Bancorp Fund Services, LLC
777 E. Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207

Re:      Advisors Series Trust - File Nos. 333-17391 and 811-07959
Huber Capital Diversified Large Cap Value Fund

Dear Ms. Bajczyk:

We are counsel to Advisors Series Trust (the “Registrant”).  You have asked us to review Post-Effective Amendment No. 466 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-17391 and 811-07959) (the “Amendment”) on behalf of Registrant’s series, Huber Capital Diversified Large Cap Value Fund, which is being filed pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933, as amended.

Based on our limited review of the sections of the Amendment that you have indicated implement changes to the Registrant’s disclosures, we hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Very truly yours,

/s/ Max Shakin

Max Shakin
for PAUL HASTINGS LLP

Paul Hastings LLP	75 East 55th Street T: 1.212.318.6000	New York, NY 10022 www.paulhastings.com

Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 19, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Huber Capital Diversified Large Cap Value Fund (S000039416)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Huber Capital Diversified Large Cap Value Fund, is Post-Effective Amendment No. 466 under the 1933 Act and Amendment No. 468 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on December 19, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures